Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 73,159	$ 94,881
Restricted cash	10	16,303
Accounts receivable, net	69,311	54,328
Due from affiliate companies	0	243
Inventories	16,093	14,121
Prepaid expenses and other current assets	17,722	14,981
Assets held for sale	30,000	0
Total current assets	206,295	194,857
Vessels, port terminals and other fixed assets, net	995,689	1,139,539
Investments in affiliate companies	97,351	56,988
Other long-term assets	79,672	93,080
Operating lease assets	193,967	227,962
Intangible assets other than goodwill	95,783	98,563
Goodwill	160,336	160,336
Total non-current assets	1,622,798	1,776,468
Total assets	1,829,093	1,971,325
Current liabilities
Accounts payable	34,083	29,185
Accrued expenses and other liabilities	68,476	72,535
Deferred income and cash received in advance	11,257	8,342
Operating lease liabilities, current portion	60,283	81,415
Due to affiliate companies	10,174	27,114
Current portion of loans payable to affiliate companies	28,151	26,595
Current portion of long-term debt, net	42,385	48,219
Current portion of senior and ship mortgage notes, net	544,403	299,377
Total current liabilities	799,212	592,782
Senior and ship mortgage notes, net of current portion	708,992	964,189
Long-term debt, net of current portion	83,662	143,417
Loans payable to affiliate companies, net of current portion	68,860	102,632
Other long-term liabilities and deferred income	623	660
Operating lease liabilities, net of current portion	167,513	193,351
Deferred tax liability	8,349	8,577
Total non-current liabilities	1,037,999	1,412,826
Total liabilities	1,837,211	2,005,608
Commitments and contingencies	0	0
Stockholders’ equity
Preferred stock — $0.0001 par value, authorized 1,000,000 shares, 23,032 issued and outstanding both as of June 30, 2021 and December 31, 2020.	0	0
Common stock — $0.0001 par value, authorized 250,000,000 shares, 15,897,064 and 15,881,147 issued and outstanding as of June 30, 2021 and December 31, 2020, respectively.	1	1
Additional paid-in capital	643,339	643,033
Accumulated deficit	(759,493)	(784,592)
Total Navios Holdings stockholders’ deficit	(116,153)	(141,558)
Noncontrolling interest	108,035	107,275
Total stockholders’ deficit	(8,118)	(34,283)
Total liabilities and stockholders’ equity	$ 1,829,093	$ 1,971,325